SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 18,176,369	$ 12,245,507
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	8,532,775	6,430,883
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 9,643,594	$ 5,814,624